Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Other non-current liabilities
Other non-current liabilities

15Other non-current liabilities

Other non-current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Payable to equity method investee	450	450	64
Others	117	—	—
Total other non-current liabilities	567	450	64